Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Cash Flows from Operating Activities:
Net income	$ 559	$ 404	$ 496
Adjustments to reconcile net cash from operating activities:
Depreciation	545	419	384
Amortization of intangibles	300	194	154
Non-cash interest expense	27	1	4
Share-based compensation expense	33	27	23
Deferred income tax	(96)	(52)	(86)
Settlement of derivatives	11	19	30
Transaction activities	0	(38)	0
Other non-cash operating activities, net	42	(1)	16
Changes in operating assets and liabilities:
Accounts receivable	49	150	(53)
Inventories	48	99	(79)
Prepaid expenses and other assets	(12)	14	18
Accounts payable and other liabilities	24	(35)	97
Net cash from operating activities	1,530	1,201	1,004
Cash Flows from Investing Activities:
Additions to property, plant and equipment, net	(583)	(399)	(333)
Divestiture of business	0	326	0
Acquisition of business and purchase price derivatives	(14)	(6,178)	(702)
Settlement of net investment hedges	281	0	0
Net cash from investing activities	(316)	(6,251)	(1,035)
Cash Flows from Financing Activities:
Proceeds from long-term borrowings	1,202	6,784	498
Repayment of long-term borrowings	(2,436)	(1,214)	(335)
Proceeds from issuance of common stock	30	55	23
Repurchase of common stock	0	(74)	(33)
Payment of tax receivable agreement	0	(38)	(37)
Debt financing costs	(16)	(87)	(3)
Net cash from financing activities	(1,220)	5,426	113
Effect of currency translation on cash	6	(7)	(7)
Net change in cash and cash equivalents	0	369	75
Cash and cash equivalents at beginning of period	750	381	306
Cash and cash equivalents at end of period	$ 750	$ 750	$ 381